THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 15, 2004.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended   December 31, 2003
                                                -----------------


Check here if Amendment   [X]             Amendment Number :      1
                                                              --------
   This Amendment (Check only one):[ ]  is a restatement
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
          --------------------------------
Address:  300 Crescent Court, Suite 880
          --------------------------------
          Dallas, Texas 75201
          --------------------------------

Form 13F File Number:    28-10349
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                   Contact Person: Joseph I. Worsham, II
          -----------------------------
Title:    Member of WS Capital, L.L.C.,
          general partner of
          WS Capital Management, L.P.
          -----------------------------
Phone:    (214) 756-6056
          -----------------------------

Signature, Place and Date of Signing:

    /s/ Reid S. Walker               Dallas, Texas            November 19, 2004
---------------------------  ------------------------------  -------------------
       (Signature)                   (City, State)                  (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      1
Form 13F Information Table Value Total:                 $4,150
                                             ( in thousands )


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table




       Column 1:        Column 2:  Column 3:   Column 4:            Column 5:            Column 6   Column 7:       Column 8:
                                                                                                                 Voting Authority
----------------------  ---------  ---------  -----------  ---------------------------  ----------  ---------  ---------------------
                                              Fair Market  Shares or
                        Title of     CUSIP       Value     Principal                    Investment   Other
    Name of Issuer        Class      Number    (x $1,000)    Amount   SH/PRN  Put/Call  Discretion  Managers   Sole  Shared    None
----------------------  ---------  ---------  -----------  ---------  ------  --------  ----------  ---------  ----  -------  ------
BIOLASE TECHNOLOGY INC     COM     090911958     4,150      250,000     SH      PUT     SHARED(1)                    250,000


(1) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.